UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ];  Amedment Number:
This Amendment (Check only one.):  [ ] is a restatment.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Greatmark Investment Partners, Inc.
Address:       6001 River Road
               Suite 300
               Columbus, Georgia  31904

13F File Number:    028-14722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Jeff Adams
Title:          President
Phone:          706-327-2128
Signature, Place, and Date of Signing:

/s/ Jeffrey G. Adams        Columbus, Georgia        October 31, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         74
Form 13F Information Table Value Total:         $134,564
                                                (thousands)
List of Other Included Managers:    NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway Inc         CL A             084670108      531        4 SH       Sole                        4
3M Company                     COM              88579Y101     2131    23061 SH       Sole                    18961              4100
AFLAC Inc                      COM              001055102    13658   285262 SH       Sole                   260489             24773
AGL Resources Inc              COM              001204106      286     6991 SH       Sole                     6983                 8
AT&T Corp                      COM              00206R102     1565    41518 SH       Sole                    41518
Abbott Laboratories            COM              002824100     1446    21098 SH       Sole                    19998              1100
Altria Group Inc               COM              02209S103      217     6511 SH       Sole                     6511
American Express Co            COM              025816109      713    12537 SH       Sole                    10362              2175
Ameriprise Financial Inc       COM              03076C106      230     4049 SH       Sole                     4049
Automatic Data Processing Inc  COM              053015103     2070    35286 SH       Sole                    32286              3000
BP p.l.c.                      SPONS ADR        055622104      577    13633 SH       Sole                    12575              1058
Bank of America Corp           COM              060505104     3689   417746 SH       Sole                   366181             51565
Chevron Corp                   COM              166764100     2334    20028 SH       Sole                    17778              2250
Chicos FAS Inc                 COM              168615102      893    49295 SH       Sole                    42970              6325
Cisco Systems Inc              COM              17275R102     4517   236540 SH       Sole                   205615             30925
Coca-Cola Co                   COM              191216100     6427   169438 SH       Sole                   142246             27192
Colgate Palmolive Co           COM              194162103      244     2280 SH       Sole                     2280
ConocoPhillips                 COM              20825C104     2150    37605 SH       Sole                    30160              7445
Darden Restaurants Inc         COM              237194105     3084    55324 SH       Sole                    45899              9425
Du Pont de Nemours & Co        COM              263534109      239     4757 SH       Sole                     4757
Ebay Inc                       COM              278642103     2098    43380 SH       Sole                    37130              6250
Emerson Electric Co            COM              291011104     2995    62038 SH       Sole                    53413              8625
Enbridge Energy Partners LP    COM              29250R106      271     9200 SH       Sole                     9200
Express Scripts Holding Co     COM              30219G108      236     3775 SH       Sole                     3775
Exxon Mobil Corp               COM              30231G102     1854    20277 SH       Sole                    18877              1400
General Dynamics Corp          COM              369550108      914    13820 SH       Sole                    12070              1750
General Electric Co            COM              369604103     5748   253106 SH       Sole                   222131             30975
General Mills Inc              COM              370334104      592    14864 SH       Sole                    14864
Home Depot Inc                 COM              437076102     4377    72496 SH       Sole                    66246              6250
Illinois Tool Works Inc        COM              452308109     2599    43695 SH       Sole                    40095              3600
Int'l Business Machines Corp   COM              459200101      712     3431 SH       Sole                     1911              1520
Intel Corp                     COM              458140100     5889   259940 SH       Sole                   228865             31075
Johnson & Johnson              COM              478160104     5789    84011 SH       Sole                    69731             14280
Johnson Controls Inc           COM              478366107      245     8925 SH       Sole                     8925
Kimberly Clark Corp            COM              494368103      991    11550 SH       Sole                    10950               600
Kohls Corp                     COM              500255104      702    13710 SH       Sole                    12435              1275
Lilly (Eli) & Co               COM              532457108      274     5779 SH       Sole                     3250              2529
Lockheed Martin Corp           COM              539830109      248     2660 SH       Sole                     2660
McDonalds Corp                 COM              580135101     1122    12229 SH       Sole                    11729               500
Medtronic Inc                  COM              585055106     3091    71675 SH       Sole                    62425              9250
Microsoft Corp                 COM              594918104     5710   191864 SH       Sole                   163739             28125
PPG Industries Inc             COM              693506107      413     3600 SH       Sole                     3600
Paychex Inc                    COM              704326107     1295    38914 SH       Sole                    29139              9775
PepsiCo Inc                    COM              713448108     1185    16738 SH       Sole                    13363              3375
Philip Morris Intl Inc         COM              718172109      370     4117 SH       Sole                     4117
Procter & Gamble Co            COM              742718109     2281    32891 SH       Sole                    30241              2650
Southern Company               COM              842587107     1613    34987 SH       Sole                    32987              2000
Strayer Education Inc          COM              863236105     1312    20385 SH       Sole                    18110              2275
Swisher Hygiene Inc            COM              870808102      138    98975 SH       Sole                    86475             12500
Synovus Financial Corp         COM              87161C105      484   204186 SH       Sole                   190948             13238
Target Corp                    COM              87612E106     4072    64151 SH       Sole                    56076              8075
Total System Services Inc      COM              891906109     1924    81176 SH       Sole                    78374              2802
Ultra Petroleum Corp           COM              903914109      350    15905 SH       Sole                    14830              1075
United Parcel Service          CL B             911312106     3017    42156 SH       Sole                    35576              6580
Wal-Mart Stores Inc            COM              931142103     1168    15832 SH       Sole                    15387               445
Walgreen Company               COM              931422109     2625    72030 SH       Sole                    61555             10475
Waste Management Inc           COM              94106L109      587    18300 SH       Sole                    15300              3000
Wells Fargo & Co new           COM              949746101     2091    60558 SH       Sole                    54508              6050
Western Union Company (The)    COM              959802109      872    47850 SH       Sole                    34600             13250
Whirlpool Corp                 COM              963320106     1844    22240 SH       Sole                    18010              4230
Vanguard Index Fds             TOTAL STK MKT    922908769      231     3133 SH       Sole                     3133
Hartford Financial Svcs Group  DEP CONV PFD     416515708      325    17000 SH       Sole                    17000
BlackRock MuniYield            COM              09253W104      243    14209 SH       Sole                    11009              3200
Calamos Convertible & High Inc COM SHS          12811P108     1457   115073 SH       Sole                   100734             14339
MFS Intermediate Income Trust  SH BEN INT       55273C107     1158   180388 SH       Sole                   170563              9825
Nuveen GA Div Adv Mun 2        COM              67072B107      570    38546 SH       Sole                    35546              3000
Nuveen Quality Preferred Incom COM              67072C105     1992   209458 SH       Sole                   208008              1450
Templeton Global Income        COM              880198106     1211   126525 SH       Sole                    91275             35250
Vanguard Bd Index Fd Inc       SHORT TRM BOND   921937827      307     3770 SH       Sole                     1450              2320
iShares Tr                     BARCLY USAGG B   464287226     1526    13573 SH       Sole                    10018              3555
iShares Tr                     BARCLYS TIPS BD  464287176     1989    16333 SH       Sole                    14053              2280
iShares Tr                     IBOXX INV CPBD   464287242     1895    15560 SH       Sole                    10130              5430
ProShares Tr II                ULT VIX S/T ETF  74347W544      407    13150 SH       Sole                    13150
Barclays Bk plc                IPTH S&P VIX ST  06740C188      155    17250 SH       Sole                                      17250